SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund

June 30, 2025 (Unaudited)
Principal Amount		Value
Foreign Government Bonds — 72.1%
Angola — 1.1%
$1,240,000	Angolan Government International Bond, 8.25%, 5/9/28(a)	$1,170,903
296,000	Angolan Government International Bond, 8.75%, 4/14/32(a)	262,127
		1,433,030
Argentina — 3.7%
3,268,816	Argentine Republic Government International Bond, 3.50%, 7/9/41	2,030,685
2,527,095	Argentine Republic Government International Bond, 4.13%, 7/9/35	1,696,009
672,744	Provincia de Buenos Aires/Government Bonds, EMTN, 6.63%, 9/1/37(a)	483,013
384,000	Provincia de Cordoba, 9.75%, 7/2/32(b)	384,909
		4,594,616
Armenia — 0.9%
1,130,000	Republic of Armenia International Bond, 6.75%, 3/12/35(a)	1,099,197

Benin — 0.5%
620,000	Benin Government International Bond, 8.38%, 1/23/41(a)	596,891

Brazil — 1.3%
770,000	Brazilian Government International Bond, 6.25%, 3/18/31	797,301
890,000	Brazilian Government International Bond, 7.13%, 5/13/54	851,758
		1,649,059
Bulgaria — 0.5%
590,000	Bulgaria Government International Bond, 5.00%, 3/5/37(a)	577,907

Chile — 1.9%
400,000	Chile Government International Bond, 3.10%, 1/22/61	242,261
605,000(c)	Chile Government International Bond, 3.80%, 7/1/35	709,974
700,000	Chile Government International Bond, 4.00%, 1/31/52	540,154
925,000	Chile Government International Bond, 5.33%, 1/5/54	868,734
		2,361,123
Colombia — 6.4%
1,910,000	Colombia Government International Bond, 3.25%, 4/22/32	1,512,404
1,320,000	Colombia Government International Bond, 3.88%, 2/15/61	695,794
410,000	Colombia Government International Bond, 4.13%, 5/15/51	233,503
1,191,000	Colombia Government International Bond, 7.38%, 4/25/30	1,232,655
1,995,000	Colombia Government International Bond, 7.75%, 11/7/36	1,950,406
1,310,000	Colombia Government International Bond, 8.00%, 11/14/35	1,316,910
1,006,000	Colombia Government International Bond, 8.50%, 4/25/35	1,046,540
		7,988,212

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
Costa Rica — 0.9%
$200,000	Costa Rica Government International Bond, 6.55%, 4/3/34(b)	$208,548
200,000	Costa Rica Government International Bond, 6.55%, 4/3/34(a)	208,548
650,000	Costa Rica Government International Bond, 7.30%, 11/13/54(a)	673,067
		1,090,163
Dominican Republic — 3.5%
967,000	Dominican Republic International Bond, 5.95%, 1/25/27(a)	976,585
350,000	Dominican Republic International Bond, 6.00%, 7/19/28(a)	355,120
480,000	Dominican Republic International Bond, Series REGs, 6.60%, 6/1/36(a)	483,795
765,000	Dominican Republic International Bond, 6.95%, 3/15/37(a)	779,476
585,000	Dominican Republic International Bond, 7.05%, 2/3/31(a)	613,670
8,350,000(d)	Dominican Republic International Bond, 11.25%, 9/15/35(b)	148,628
55,000,000(d)	Dominican Republic International Bond, 11.25%, 9/15/35(a)	978,988
		4,336,262
Ecuador — 1.8%
500,000	Ecuador Government International Bond, 0.00%, 7/31/30(a),(e)	361,679
2,614,840	Ecuador Government International Bond, 5.50%, 7/31/35(a)	1,900,365
		2,262,044
Egypt — 2.4%
66,625,000(f)	Egypt Government International Bond, 0.00%, 8/26/25(b),(e)	1,284,459
200,000	Egypt Government International Bond, EMTN, 7.30%, 9/30/33(a)	177,447
1,210,000	Egypt Government International Bond, 7.90%, 2/21/48(a)	929,246
595,000	Egypt Government International Bond, EMTN, 8.63%, 2/4/30(a)	602,650
		2,993,802
El Salvador — 1.1%
824,000	El Salvador Government International Bond, Series RegS, 0.25%, 4/17/30(a)	16,205
510,000	El Salvador Government International Bond, 9.25%, 4/17/30(a)	540,614
790,000	El Salvador Government International Bond, 9.65%, 11/21/54(a)	818,300
		1,375,119
Ghana — 0.8%
75,000	Ghana Government International Bond, 0.00%, 7/3/26(a),(e)	72,567
500,000	Ghana Government International Bond, 5.00%, 7/3/29(a)	466,519
633,000	Ghana Government International Bond, 5.00%, 7/3/35(a)	489,906
		1,028,992
Guatemala — 1.7%
390,000	Guatemala Government Bond, 3.70%, 10/7/33(a)	330,019
665,000	Guatemala Government Bond, 6.05%, 8/6/31(a)	675,991
680,000	Guatemala Government Bond, 6.55%, 2/6/37(a)	686,372
475,000	Guatemala Government Bond, 6.60%, 6/13/36(a)	482,866
		2,175,248

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
India — 0.7%
$905,000	Export-Import Bank of India, 5.50%, 1/13/35(a)	$927,880

Indonesia — 0.6%
1,235,000	Indonesia Government International Bond, 3.35%, 3/12/71	772,898

Iraq — 0.1%
161,250	Iraq International Bond, 5.80%, 1/15/28(a)	158,917

Ivory Coast — 0.5%
200,000	Ivory Coast Government International Bond, 7.63%, 1/30/33(a)	197,141
220,000	Ivory Coast Government International Bond, 7.63%, 1/30/33(b)	216,856
210,000	Ivory Coast Government International Bond, 8.25%, 1/30/37(b)	202,099
		616,096
Kazakhstan — 1.8%
600,000	Development Bank of Kazakhstan JSC, 5.25%, 10/23/29(a)	601,045
102,500,000(g)	Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(b)	183,103
175,000,000(g)	Development Bank of Kazakhstan JSC, 13.49%, 5/23/28(b)	303,945
220,000	Kazakhstan Government International Bond, 5.50%, 7/1/37(a)	220,916
1,005,000	Kazakhstan Government International Bond, 5.50%, 7/1/37(b)	1,009,186
		2,318,195
Kenya — 0.7%
675,000	Republic of Kenya Government International Bond, 9.50%, 3/5/36(a)	635,206
260,000	Republic of Kenya Government International Bond, 9.75%, 2/16/31(a)	263,643
		898,849
Lebanon — 1.4%
36,000	Lebanon Government International Bond, GMTN, 5.80%, 4/14/20(a),(h)	6,759
716,000	Lebanon Government International Bond, 6.00%, 1/27/23(a),(h)	134,550
2,621,000	Lebanon Government International Bond, EMTN, 6.10%, 10/4/22(a),(h)	492,700
811,000	Lebanon Government International Bond, EMTN, 6.15%, 6/19/20(a),(h)	152,223
550,000	Lebanon Government International Bond, EMTN, 6.25%, 11/4/24(a),(h)	103,507
2,230,000	Lebanon Government International Bond, GMTN, 6.38%, 3/9/20(a),(h)	418,539
269,000	Lebanon Government International Bond, Series 15Y, 6.75%, 11/29/27(a),(h)	50,576
2,251,000	Lebanon Government International Bond, EMTN, 8.25%, 4/12/21(a),(h)	422,985
5,000	Lebanon Government International Bond, 8.25%, 5/17/34(a),(h)	941
		1,782,780

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
Macedonia — 0.5%
480,000(c)	North Macedonia Government International Bond, 6.96%, 3/13/27(a)	$591,705

Mexico — 1.5%
$835,000	Mexico Government International Bond, 6.00%, 5/13/30	866,145
975,000	Mexico Government International Bond, 6.88%, 5/13/37	1,018,065
		1,884,210
Montenegro — 0.5%
570,000	Montenegro Government International Bond, 7.25%, 3/12/31(a)	590,370

Morocco — 2.0%
1,860,000(c)	Morocco Government International Bond, 4.75%, 4/2/35(b)	2,193,925
340,000	Morocco Government International Bond, 5.95%, 3/8/28(a)	348,263
		2,542,188
Nigeria — 3.1%
850,000	Nigeria Government International Bond, EMTN, 6.13%, 9/28/28(a)	806,711
400,000	Nigeria Government International Bond, EMTN, 7.38%, 9/28/33(a)	357,129
644,000	Nigeria Government International Bond, 7.88%, 2/16/32(a)	609,169
1,135,000	Nigeria Government International Bond, 9.63%, 6/9/31(a)	1,188,082
860,000	Nigeria Government International Bond, 10.38%, 12/9/34(a)	904,983
		3,866,074
Oman — 1.2%
1,465,000	Oman Government International Bond, 6.75%, 1/17/48(a)	1,510,177

Pakistan — 2.0%
830,000	Pakistan Government International Bond, EMTN, 6.00%, 4/8/26(a)	815,489
610,000	Pakistan Government International Bond, EMTN, 7.38%, 4/8/31(a)	542,886
145,000	Pakistan Government International Bond, 7.88%, 3/31/36(a)	118,411
1,035,000	Pakistan Government International Bond, 8.25%, 9/30/25(a)	1,031,237
		2,508,023
Panama — 1.4%
1,735,000	Panama Government International Bond, 3.87%, 7/23/60	984,612
1,255,000	Panama Government International Bond, 4.50%, 4/1/56	815,230
		1,799,842
Paraguay — 2.0%
860,000	Paraguay Government International Bond, 5.40%, 3/30/50(a)	738,160
230,000	Paraguay Government International Bond, 5.85%, 8/21/33(b)	235,388

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$425,000	Paraguay Government International Bond, 5.85%, 8/21/33(a)	$434,955
230,000	Paraguay Government International Bond, 6.00%, 2/9/36(a)	233,714
290,000	Paraguay Government International Bond, 6.65%, 3/4/55(a)	291,440
4,379,000,000(i)	Paraguay Government International Bond, 7.90%, 2/9/31(b)	529,721
		2,463,378
Peru — 0.4%
585,000	Peruvian Government International Bond, 5.88%, 8/8/54	565,123

Philippines — 2.4%
650,000(c)	Philippine Government International Bond, 1.20%, 4/28/33	644,314
835,000	Philippine Government International Bond, 2.95%, 5/5/45	569,468
710,000	Philippine Government International Bond, 5.60%, 5/14/49	698,391
520,000	Philippine Government International Bond, 5.61%, 4/13/33	544,907
550,000	ROP Sukuk Trust, 5.05%, 6/6/29(a)	561,736
		3,018,816
Poland — 0.9%
600,000	Bank Gospodarstwa Krajowego, EMTN, 5.38%, 5/22/33(a)	603,737
450,000	Republic of Poland Government International Bond, 5.75%, 11/16/32	475,013
		1,078,750
Qatar — 0.5%
540,000	Qatar Government International Bond, 4.82%, 3/14/49(a)	484,324
200,000	Qatar Government International Bond, 5.10%, 4/23/48(a)	188,539
		672,863
Romania — 2.9%
622,000(c)	Romanian Government International Bond, EMTN, 3.38%, 1/28/50(a)	439,926
440,000(c)	Romanian Government International Bond, Series REGs, 5.13%, 9/24/31(a)	510,570
1,384,000	Romanian Government International Bond, 5.75%, 3/24/35(a)	1,279,521
200,000	Romanian Government International Bond, 5.88%, 1/30/29(a)	200,983
350,000	Romanian Government International Bond, 5.88%, 1/30/29(b)	351,720
130,000	Romanian Government International Bond, 6.38%, 1/30/34(a)	127,252
340,000	Romanian Government International Bond, 6.38%, 1/30/34(b)	332,813
350,000	Romanian Government International Bond, 7.50%, 2/10/37(a)	363,561
		3,606,346
Serbia — 1.7%
1,080,000	Serbia International Bond, 6.00%, 6/12/34(a)	1,091,408
400,000	Serbia International Bond, 6.25%, 5/26/28(a)	412,992
600,000	Serbia International Bond, 6.50%, 9/26/33(a)	631,413
		2,135,813

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
South Africa — 3.2%
$775,000	Republic of South Africa Government International Bond, 4.85%, 9/30/29	$746,433
915,000	Republic of South Africa Government International Bond, 5.00%, 10/12/46	639,017
1,200,000	Republic of South Africa Government International Bond, 5.38%, 7/24/44	912,794
1,290,000	Republic of South Africa Government International Bond, 7.10%, 11/19/36(a)	1,280,095
200,000	Republic of South Africa Government International Bond, 7.30%, 4/20/52	180,319
200,000	Republic of South Africa Government International Bond, 7.95%, 11/19/54(a)	190,689
		3,949,347
Sri Lanka — 1.1%
265,000	Sri Lanka Government International Bond, 3.10%, 1/15/30(a)	235,561
350,000	Sri Lanka Government International Bond, 3.60%, 6/15/35(a)	238,915
240,000	Sri Lanka Government International Bond, 3.60%, 5/15/36(a)	193,864
490,000	Sri Lanka Government International Bond, 3.60%, 2/15/38(a)	395,818
284,700	Sri Lanka Government International Bond, 4.00%, 4/15/28(a)	266,846
		1,331,004
Tunisia — 0.6%
690,000(c)	Banque Centrale de Tunisie International Bond, 6.38%, 7/15/26(a)	802,680

Turkey — 4.4%
200,000	Istanbul Metropolitan Municipality, 10.50%, 12/6/28(a)	215,086
280,000	Istanbul Metropolitan Municipality, 10.50%, 12/6/28(b)	301,120
2,660,000	Turkey Government International Bond, 4.88%, 4/16/43	1,876,001
506,000	Turkiye Government International Bond, Series 7Y, 7.13%, 2/12/32	506,910
2,040,000	Turkiye Government International Bond, 7.25%, 5/29/32	2,048,969
315,000	Turkiye Ihracat Kredi Bankasi AS, 6.88%, 7/3/28(b)	315,404
200,000	Turkiye Ihracat Kredi Bankasi AS, EMTN, 9.00%, 1/28/27(a)	208,820
		5,472,310
United Arab Emirates — 0.4%
799,000	Finance Department Government of Sharjah, GMTN, 4.00%, 7/28/50(a)	508,718

Uruguay — 1.7%
1,147,599	Uruguay Government International Bond, 4.98%, 4/20/55	1,016,834
1,120,000	Uruguay Government International Bond, 5.44%, 2/14/37	1,148,332
		2,165,166
Uzbekistan — 2.0%
430,000	Republic of Uzbekistan International Bond, 3.90%, 10/19/31(a)	378,663

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$675,000	Republic of Uzbekistan International Bond, 6.90%, 2/28/32(a)	$693,631
200,000	Republic of Uzbekistan International Bond, EMTN, 7.85%, 10/12/28(a)	212,907
560,000	Republic of Uzbekistan International Bond, 7.85%, 10/12/28(b)	596,138
650,000	Uzbekneftegaz JSC, 4.75%, 11/16/28(a)	595,220
		2,476,559
Venezuela — 0.8%
3,425,000	Venezuela Government International Bond, 7.75%, 10/13/19(a),(h)	503,254
738,800	Venezuela Government International Bond, 8.25%, 10/13/24(a),(h)	118,452
1,720,000	Venezuela Government International Bond, 11.75%, 10/21/26(a),(h)	340,404
125,000	Venezuela Government International Bond, 11.95%, 8/5/31(a),(h)	23,001
375,000	Venezuela Government International Bond, 12.75%, 8/23/22(a),(h)	67,033
		1,052,144
Zambia — 0.6%
520,000	Zambia Government International Bond, 0.50%, 12/31/53(a)	352,606
374,742	Zambia Government International Bond, 5.75%, 6/30/33(a)	343,132
		695,738
Total Foreign Government Bonds		90,324,624
(Cost $87,232,724)
Corporate Bonds — 23.8%
Brazil — 0.3%
336,867	MV24 Capital BV, 6.75%, 6/1/34(a)	326,540

Chile — 1.3%
200,000	Corp. Nacional del Cobre de Chile, 5.13%, 2/2/33(a)	194,025
200,000	Corp. Nacional del Cobre de Chile, 5.95%, 1/8/34(a)	203,562
600,000	Corp. Nacional del Cobre de Chile, 5.95%, 1/8/34(b)	610,687
400,000	Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53(a)	390,251
200,000	Empresa Nacional del Petroleo, 5.95%, 7/30/34(a)	201,874
		1,600,399
Colombia — 1.4%
765,000	Ecopetrol SA, 4.63%, 11/2/31	644,434
530,000	Ecopetrol SA, 8.63%, 1/19/29	559,759
565,000	Ecopetrol SA, 8.88%, 1/13/33	582,702
		1,786,895

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
Malaysia — 1.8%
$1,215,000	Petronas Capital Ltd., EMTN, 4.95%, 1/3/31(a)	$1,238,659
1,070,000	Petronas Capital Ltd., 5.85%, 4/3/55(a)	1,084,875
		2,323,534
Mexico — 6.7%
12,580,000(j)	America Movil SAB de CV, 9.50%, 1/27/31	670,193
730,000	Comision Federal de Electricidad, 4.69%, 5/15/29(a)	713,319
325,000	Comision Federal de Electricidad, 6.45%, 1/24/35(a)	320,302
367,873	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(a)	372,921
990,000	Mexico City Airport Trust, 5.50%, 7/31/47(a)	816,823
2,761,000	Petroleos Mexicanos, 5.95%, 1/28/31	2,493,029
1,258,000	Petroleos Mexicanos, 6.50%, 1/23/29	1,231,318
1,725,000	Petroleos Mexicanos, GMTN, 8.75%, 6/2/29	1,786,450
		8,404,355
Oman — 1.5%
515,000	EDO Sukuk Ltd., 5.66%, 7/3/31(a)	523,886
500,000	EDO Sukuk Ltd., 5.88%, 9/21/33(a)	511,411
890,000	OQ SAOC, GMTN, 5.13%, 5/6/28(a)	889,628
		1,924,925
Panama — 0.5%
682,108	AES Panama Generation Holdings Srl, 4.38%, 5/31/30(a)	624,503

Paraguay — 0.3%
590,333	Rutas 2 & 7 Finance Ltd., 0.00%, 9/30/36(a),(e)	426,918

Peru — 1.8%
500,000(k)	Credicorp Capital Sociedad Titulizadora SA, 9.70%, 3/5/45(b)	145,969
1,190,000(k)	Credicorp Capital Sociedad Titulizadora SA, 10.10%, 12/15/43(a),(b)	355,303
1,065,000	InRetail Consumer, 3.25%, 3/22/28(a)	1,010,252
715,000	Niagara Energy SAC, 5.75%, 10/3/34(a)	707,043
		2,218,567
Poland — 0.3%
440,000	ORLEN SA, 6.00%, 1/30/35(a)	450,845

Qatar — 0.6%
400,000	Qatar Energy, 3.13%, 7/12/41(a)	294,203
620,000	QatarEnergy, 3.30%, 7/12/51(a)	417,681
		711,884
Saudi Arabia — 2.3%
875,000	Greensaif Pipelines Bidco Sarl, EMTN, 5.85%, 2/23/36(a)	883,455
1,105,000	Greensaif Pipelines Bidco Sarl, 6.10%, 8/23/42(a)	1,104,065

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$440,000	Greensaif Pipelines Bidco Sarl, 6.13%, 2/23/38(a)	$452,999
400,000	Greensaif Pipelines Bidco Sarl, 6.51%, 2/23/42(a)	413,388
		2,853,907
Trinidad & Tobago — 0.2%
205,000	Trinidad Generation UnLtd, 7.75%, 6/16/33(b)	211,059

Turkey — 0.5%
410,000	TC Ziraat Bankasi AS, EMTN, 8.00%, 1/16/29(a)	422,147
200,000	Ziraat Katilim Varlik Kiralama AS, 9.38%, 11/12/26(a)	209,336
		631,483
United Arab Emirates — 3.9%
930,000	Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/2/54(a)	858,863
917,000	Adnoc Murban Rsc Ltd., 5.13%, 9/11/54(a)	832,737
400,000	DP World Crescent Ltd., 5.50%, 9/13/33(a)	407,186
1,030,000	DP World Salaam, 6.00%, (a),(l),(m)	1,028,430
374,472	Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/34(a)	331,829
1,246,252	Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(a)	1,021,126
200,000	MDGH GMTN RSC Ltd., EMTN, 4.38%, 11/22/33(a)	191,673
200,000	MDGH GMTN RSC Ltd., 5.50%, 4/28/33(a)	208,113
		4,879,957
Uzbekistan — 0.2%
250,000	Navoi Mining & Metallurgical Combinat, 6.70%, 10/17/28(a)	255,639

Venezuela — 0.2%
173,584	Petroleos de Venezuela SA, 6.00%, 11/15/26(a),(h)	21,870
260,000	Petroleos de Venezuela SA, 8.50%, 10/27/20(a),(h)	239,926
		261,796
Total Corporate Bonds		29,893,206
(Cost $29,589,491)

Contracts
Put Option Purchased — 0.00%
111	S&P 500 Index, Strike Price USD 5000.0000, Expires 07/18/25, Notional Amount EUR 5,550,000	13,075
4	S&P 500 Index, Strike Price USD 5900.0000, Expires 07/18/25, Notional Amount $2,360,000	4,160
Total Put Option Purchased		17,235
(Cost $72,116)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
Municipal Bond — 0.2%
Turkey — 0.2%
$200,000	Istanbul Metropolitan Municipality, 10.75%, 4/12/27(a)	$211,326

Total Municipal Bond		211,326
(Cost $197,427)

Shares
Investment Company — 2.6%
3,215,663	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (n)	3,215,663
Total Investment Company		3,215,663
(Cost $3,215,663)
Total Investments		$123,662,054
(Cost $120,307,421) — 98.7%
Other assets in excess of liabilities — 1.3%		1,664,225
NET ASSETS — 100.0%		$125,326,279

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Principal amount denoted in Euros.
(d)	Principal amount denoted in Dominican Peso.
(e)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(f)	Principal amount denoted in Egyptian Pound.
(g)	Principal amount denoted in Kazakhstani tenge.
(h)	Issuer filed for bankruptcy and/or is in default of interest payments.
(i)	Principal amount denoted in Paraguayan Guarani.
(j)	Principal amount denoted in Mexican peso.
(k)	Principal amount denoted in Peruvian sol.
(l)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(m)	Perpetual security with no stated maturity date.
(n)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2025 (Unaudited)
Foreign currency exchange contracts as of June 30, 2025:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	18,084	USD	3,136	Citibank N.A.	8/4/25	$164
CNH	4,443,256	USD	625,344	Citibank N.A.	10/16/25	692
CNH	888,751	USD	125,069	Citibank N.A.	10/16/25	153
CNH	1,028,463	USD	144,642	Citibank N.A.	10/16/25	264
CNH	2,522,099	USD	354,945	Citibank N.A.	10/16/25	408
COP	2,558,700,000	USD	600,000	Citibank N.A.	7/9/25	25,548
EUR	55,000	USD	59,721	Citibank N.A.	7/9/25	5,107
EUR	5,163,783	USD	6,051,773	Citibank N.A.	7/9/25	34,752
KRW	1,751,856,150	USD	1,202,801	Citibank N.A.	7/9/25	95,045
MXN	597,550	USD	28,961	Citibank N.A.	7/9/25	2,852
MXN	11,594,128	USD	612,961	Citibank N.A.	7/9/25	4,300
THB	15,334,985	USD	468,112	Citibank N.A.	7/9/25	3,936
THB	9,265,513	USD	284,058	Citibank N.A.	7/9/25	1,157
THB	3,087,082	USD	93,696	Citibank N.A.	7/9/25	1,332
THB	4,995,268	USD	152,929	Citibank N.A.	7/9/25	838
USD	508,657	KZT	272,792,512	Citibank N.A.	10/16/25	210
						$176,758

COP	33,263,730	USD	8,154	Citibank N.A.	7/9/25	$(22)
KZT	272,792,512	USD	523,795	Citibank N.A.	7/9/25	(126)
THB	8,528,400	USD	262,736	Citibank N.A.	7/9/25	(211)
USD	615,668	COP	2,591,963,730	Citibank N.A.	7/9/25	(18,012)
USD	5,555,889	EUR	5,118,783	Citibank N.A.	7/9/25	(477,595)
USD	114,288	EUR	100,000	Citibank N.A.	7/9/25	(3,582)
USD	1,209,361	KRW	1,751,856,150	Citibank N.A.	7/9/25	(88,486)
USD	510,000	KZT	272,792,512	Citibank N.A.	7/9/25	(13,670)
USD	450,261	MXN	9,143,759	Citibank N.A.	7/9/25	(36,545)
USD	150,761	MXN	3,047,920	Citibank N.A.	7/9/25	(11,507)
USD	354,718	PEN	1,306,922	Citibank N.A.	7/9/25	(14,126)
USD	137,338	PEN	500,140	Citibank N.A.	7/9/25	(3,813)
USD	1,207,956	THB	41,211,247	Citibank N.A.	7/9/25	(60,624)
USD	522,388	DOP	32,179,105	Citibank N.A.	7/15/25	(16,452)
USD	577,612	DOP	35,268,985	Citibank N.A.	7/21/25	(11,748)
USD	6,091,209	EUR	5,163,783	Citibank N.A.	10/16/25	(34,332)
USD	606,417	MXN	11,594,128	Citibank N.A.	10/16/25	(4,344)
						$(795,195)

Total						$(618,437)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2025 (Unaudited)
Options written as of June 30, 2025:
Contracts	Put Options	Notional Amount		Value
111	S&P 500 Index, Strike Price USD 4800.0000, Expires 07/18/25, Notional Amount $(5,328,000)	EUR	(5,328,000)	$(5,492)
Total (Premiums received $(34,653))				$(5,492)
Financial futures contracts as of June 30, 2025:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	28	September 2025	$15,317	USD	$5,824,656	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	28	September 2025	37,581	USD	3,052,000	Morgan Stanley & Co. LLC
Total			$52,898

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year Euro-Bund	21	September 2025	$23,723	EUR	$3,219,514	Morgan Stanley & Co. LLC
Total			$23,723
Credit default swaps buy protection as of June 30, 2025:
Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Egypt Government International Bond	Quarterly	Citigroup Global Markets Ltd	12/20/25	USD	200	$11,901	$(10,184)	$1,717
1.00%	Qatar Government International Bond	Quarterly	Citigroup Global Markets Ltd	6/20/30	USD	4,880	(138,430)	(8,628)	(147,058)
1.00%	Saudi Government International Bond	Quarterly	Barclays Bank plc	6/20/30	USD	520	(6,826)	(791)	(7,617)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2025 (Unaudited)
Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Saudi Government International Bond	Quarterly	Morgan Stanley & Co. International plc	6/20/30	USD	6,630	$(76,784)	$(20,334)	$(97,118)
1.00%	Saudi Government International Bond	Quarterly	Barclays Bank plc	6/20/30	USD	2,710	(32,760)	(6,937)	(39,697)
Total							$(242,899)	$(46,874)	$(289,773)
Credit default swaps sell protection as of June 30, 2025:
Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	ICS%	Notional Amount (000)		Premium Paid/ (Received)	Unreal. App.	Value
1.00%	Nigeria Government International Bond*	Quarterly	Barclays Bank plc	6/20/30	4.98	USD	378	$(83,402)	$22,861	$(60,541)
1.00%	Egypt Government International Bond*	Quarterly	Morgan Stanley & Co. International plc	6/20/29	4.64	USD	820	(133,926)	33,291	(100,635)
Total								$(217,328)	$56,152	$(161,176)

*	Credit Rating of the issuer or the underlying security is B, provided by Fitch Ratings.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund  (cont.)

June 30, 2025 (Unaudited)
Abbreviations used are defined below:
BRL - Brazilian Real
CNH - Chinese Yuan Renminbi
COP - Colombian Peso
DOP - Dominican peso
EMTN - Euro Medium Term Note
EUR - Euro
GMTN - Global Medium Term Note
ICS - Implied Credit Spread
KRW - South Korean Won
KZT - Kazakhstani Tenge
MXN - Mexican Peso
PEN - Peruvian Nuevo Sol
THB - Thai Baht
USD - United States Dollar